Summary of Significant Accounting Policies - Additional Information (Detail)	Feb. 01, 2021 USD ($) shares
Accounting Policies [Line Items]
FDIC insured amount	$ 250,000
Cash equivalents, at carrying value	0
Unrecognized tax benefits	0
Accrued for interest and penalties	0
Cash held in Trust Account	$ 400,000,000
Common Class A [Member]
Accounting Policies [Line Items]
Temporary equity shares outstanding | shares	40,000,000